GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets consist of the following at:

	March 31, 2022 (Unaudited)	December 31, 2020
Customer list and covenant not to compete acquired in connection with the Stock Purchase Agreement with Lyell Environmental Services, Inc. closed on October 19, 2021	$1,083,333	$1,083,333
Goodwill acquired in connection with the Stock Purchase Agreement with Lyell Environmental Services, Inc. closed on October 19, 2021	86,176	86,176
Customer list and covenant not to compete acquired in connection with the Asset Purchase Agreement with Amwaste, Inc. closed on February 11, 2021	109,000	109,000
Total	1,278,509	1,278,509
Accumulated amortization	(120,671)	(57,845)

Net	$1,157,838	$1,220,664

Goodwill and intangible assets consist of the following at:

	December 31, 2021	December 31, 2020
Customer list and covenant not to compete acquired in connection with the Stock Purchase Agreement with Lyell Environmental Services, Inc. closed on October 19, 2021	$1,083,333	$-
Goodwill acquired in connection with the Stock Purchase Agreement with Lyell Environmental Services, Inc. closed on October 19, 2021	86,176	-
Customer list and covenant not to compete acquired in connection with the Asset Purchase Agreement with Amwaste, Inc. closed on February 11, 2021	109,000	-
Total	1,278,509	-
Accumulated amortization	(57,845)	-

Net	$1,220,664	$-

SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS

At March 31, 2022, the expected future amortization of intangible assets expense is:

Amount
Fiscal year ending December 31:
2022	$175,641
2023	238,467
2024	238,467
2025	238,467
2026	180,620
Thereafter	-
Total	$1,071,662

At December 31, 2021, the expected future amortization of intangible assets expense is:

Amount
Fiscal year ending December 31:
2022	$238,467
2023	238,467
2024	238,467
2025	238,467
2026	180,620
Thereafter	-
Total	$1,134,488